Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 7 – FAIR VALUE MEASUREMENT

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Year ended December 31, 2024
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Marketable securities	102	102	-	-
	102	102	-	-

	Year ended December 31, 2023
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Marketable securities	351	351	-	-
	351	351	-	-

During the years ended December 31, 2024, and 2023, the Company had no transfers in or out of Level 3 of the fair value hierarchy of its assets measured at fair value.

Marketable securities with a former related party

On April 3, 2023, the Company announced its participation in an investment round in Wilk Technologies Ltd. (TASE: WILK), which was a related party at that time, alongside leading players in the food industry, such as Danone and the Central Bottling Co. Ltd. (owner of Tara, Coca Cola Israel and more). As part of the investment, the Company purchased ordinary shares of Wilk in the amount of USD 435 thousand at a 15% discount to its 45-day average closing price, giving the Company a 2.5% investment in Wilk. As of December 31, 2024, the investment is no longer considered a related-party transaction.

The Company re-measured the asset using a Level 1 fair value measurement, as its prices are quoted in an active market.

Other investments

On May 26, 2020, the Company entered into a separation agreement with Therapin, replacing an investment agreement with a debt arrangement. Therapin committed to monthly payments totaling NIS 4,800 thousand, plus NIS 2,450 thousand upon an exit event. The agreement allows for shares or cash repayment upon exit. Under ASC 825, the Company opted for fair value accounting, using Level 3 measurement. During 2023, Therapin experienced delays in payments to the Company, which received only USD 88 thousand. Due to Therapin’s financial difficulties, and the current market conditions in the cannabis sector in which Therapin operated, in November 2023, Therapin filed for a stay of proceeding in the District Court in Nazareth. Therefore, the Company assesses no further payments will be received and revaluated the investment to USD 0 as of December 31, 2024 and 2023. For the year ended December 31, 2024, the Company did not record any re-valuation financing expense or income. For the year ended December 31, 2023, the Company recorded a re-valuation financing expense in the amount of USD 1,148 thousand and for the year ended December 31, 2022 the Company recorded a re-valuation financing income in the amount of USD 99 thousand.